Summary of Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per common share
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Numerator:
Net loss	$(13,176,497)	$(1,298,122)	$(20,037,455)	$(3,892,715)
Less: deemed dividend for Earnout Shares	(4,957,366)	—	(4,957,366)	—
Net loss attributable to common stockholders	$(18,133,863)	$(1,298,122)	$(24,994,821)	$(3,892,715)
Denominator:
Weighted average shares used to compute basic and diluted EPS	16,535,661	9,637,962	11,983,183	9,637,962

Basic and diluted earnings (loss) per share	$(1.10)	$(0.13)	$(2.09)	$(0.40)

Anti-dilutive securities excluded from shares outstanding:
Stock options	3,934,165	3,359,932	3,934,165	3,359,932
Warrants	18,722,425	—	18,722,425	—
Earnout shares	7,499,993	—	7,499,993	—
Debentures	2,922,425	—	2,922,425	—
Total	33,079,008	3,359,932	33,079,008	3,359,932

	December 31,
	2021	2020
Numerator
Net loss	$(15,127,629)	$(7,194,038)
Denominator
Weighted average shares used to compute basic EPS	678,406	678,400
Dilutive effect of stock-based awards	—	—
Weighted average shares used to compute diluted EPS	678,406	678,400

Loss per share
Basic	$(22.30)	$(10.60)
Diluted	$(22.30)	$(10.60)

Schedule of inventories
	September 30, 2022	December 31, 2021
Raw material and supplies	$956,387	$—
Work in progress	4,602,609	—
Finished goods	—	—
Total inventories	$5,558,996	$—

Schedule of condensed consolidated financial statements
	As of September 30, 2022
	As Previously Reported	Adjustment	As Restated
Derivative warrant liability	4,148,556	28,041,937	32,190,493
Total liabilities	29,113,496	22,658,960	51,772,456
Additional paid-in capital	81,716,561	(15,566,133)	66,150,428
Accumulated deficit	(52,789,159)	(7,092,827)	(59,881,986)
Total stockholders’ equity	28,932,127	(22,658,960)	6,273,167

Schedule of condensed consolidated financial statements operating losses or cash flows from operations
	Nine months ended September 30, 2022
	As Previously Reported	Adjustment	As Restated
Statement of Operation data
Change in fair value of warrant liabilities	(1,129,589)	7,092,827	5,963,238
Total other (income) expense, net	1,688,233	7,092,827	8,781,060
Net Loss	(12,944,628)	(7,092,827)	(20,037,455)
Basic and diluted earnings (loss) per share	(1.49)	(0.60)	(2.09)

Statement of Cash Flow data
Net Loss	(12,944,628)	(7,092,827)	(20,037,455)
Change in fair value of warrant liabilities	(1,129,589)	7,092,827	5,963,238

Schedule of minimum future rental income
Year Ended December 31, 2022	1,513,334
Thereafter	—
Total	1,513,334

Schedule of expected revenue from our remaining performance obligations
	Expected Revenue from Unfulfilled Performance Obligations by Period
($ in millions)	Total	Remainder of 2022	2023	2024
Unfulfilled performance obligations:
Performance obligations	$11.5	$2.4	$4.0	$5.1
Total unfulfilled performance obligations	$11.5	$2.4	$4.0	$5.1

	Expected revenue from unfulfilled performance obligations by period
($ in millions)	Total	2022	2023	2024	2025
Unfulfilled performance obligations:
Triumph Subsea Construction Limited	$54.2	$7.7	$19.4	$13.6	$13.5
All other performance obligations	12.3	10.5	1.8	—	—
Total unfulfilled performance obligations	$66.5	$18.2	$21.2	$13.6	$13.5

CleanTech Acquisition Corp [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of common stock reflected in the balance sheet are reconciled
Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption as of December 31, 2021	$174,225,000
Plus:
Accretion of carrying value to redemption value	145,884
Common stock subject to possible redemption as of June 30, 2022	$174,370,884

Gross proceeds	$172,500,000
Less:
Proceeds allocated to Public Warrants	(6,037,500)
Proceeds allocated to Public Rights	(3,934,879)
Issuance costs allocated to common stock	(3,672,335)
Plus:
Accretion of carrying value to redemption value	15,369,714
Common stock subject to possible redemption	$174,225,000

Schedule of basic and diluted net income (loss) per common share
	Three Months Ended June 30, 2022	Three Months Ended June 30, 2021	Six Months Ended June 30, 2022	Six Months Ended June 30, 2021
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$(795,831)	$—	$1,155,839	$—
Denominator:
Basic weighted average shares outstanding	21,562,500	3,750,000	21,562,500	3,750,000
Basic net income (loss) per share	$(0.04)	$0.00	$0.05	$0.00

	For the year ended December 31, 2021	For the period from June 18, 2020 (inception) through December 31, 2020
Basic and diluted net loss per share:
Numerator:
Net loss	$(595,442)	$(1,000)
Denominator:
Basic weighted average shares outstanding	11,781,678	3,750,000
Basic net loss per share of Common Stock	$(0.05)	$(0.00)